Principal accountant fees and services	12 Months Ended
Dec. 31, 2023
Principal accountant fees and services
Principal accountant fees and services

32.Principal accountant fees and services

In 2023, 2022 and 2021, fees for the auditor, PricewaterhouseCoopers GmbH Wirtschaftsprüfungsgesellschaft (PwC), and its affiliates were expensed as follows:

Fees
in € THOUS
	Consolidated	thereof	Consolidated	thereof	Consolidated	thereof
	group	Germany	group	Germany	group	Germany
	2023		2022		2021

Audit fees	14,250	3,215	14,354	2,961	10,524	2,041
Audit-related fees	1,897	937	686	301	1,038	614
Tax fees	—	—	1,204	—	633	—
Other fees	—	—	2,940	2,940	1,817	1,813

Audit fees are the aggregate fees billed by the Company’s auditor for the audit of the Company’s consolidated financial statements and the statutory financial statements of FME AG and certain of its subsidiaries, reviews of interim financial statements and attestation services that are provided in connection with statutory and regulatory filings or engagements. Fees related to the audit of internal control over financial reporting are included in audit fees.

Audit-related fees are fees charged by the Company’s auditor for assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements and are not reported under audit fees. This category mainly comprises fees billed by PwC for comfort letters, audit of the compensation report of the management board, audit of the sustainability report, agreed-upon procedure engagements and other attestation services subject to regulatory requirements.

Tax fees are fees for professional services rendered by the Company’s auditor for tax compliance, tax consulting associated with international transfer prices, as well as support services related to tax audits.

In 2022 and 2021, other fees include amounts related to services from the Company’s auditors, mainly related to corporate governance.

Fees billed by the Company’s auditors for non-audit services in Germany include fees for the services described above within the audit-related fees, tax fees and other fees.